Annual Fund Operating Expenses	Jan. 28, 2026
INTERNATIONAL EQUITY FUND - Class F Prospectus | SIT INTERNATIONAL EQUITY FUND | SIT INTERNATIONAL EQUITY FUND - CLASS F, effective 1-31-2017 (formerly Class A)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.51%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.61%
Expenses (as a percentage of Assets)	1.12%
EMERGING MARKETS EQUITY FUND - Class F Prospectus | SIT EMERGING MARKETS EQUITY FUND | SIT EMERGING MARKETS EQUITY FUND - CLASS F, effective 1-31-2017 (formerly Class A)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.72%
Expenses (as a percentage of Assets)	1.42%
INTERNATIONAL FIXED INCOME FUND - Class F Prospectus | SIT INTERNATIONAL FIXED INCOME FUND | SIT INTERNATIONAL FIXED INCOME FUND - CLASS F, effective 1-31-2017 (formerly Class A)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.74%
Expenses (as a percentage of Assets)	1.04%
EMERGING MARKETS DEBT FUND - Class F Prospectus | SIT EMERGING MARKETS DEBT FUND | SIT EMERGING MARKETS DEBT FUND - CLASS F, effective 1-31-2017 (formerly Class A)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.73%
Expenses (as a percentage of Assets)	1.33%
INTERNATIONAL EQUITY FUND - Class I Prospectus | SIT INTERNATIONAL EQUITY FUND | SIT INTERNATIONAL EQUITY FUND - CLASS I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.51%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.86%
Expenses (as a percentage of Assets)	1.37%
INTERNATIONAL EQUITY FUND - Class Y Prospectus | SIT INTERNATIONAL EQUITY FUND | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.51%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.36%
Expenses (as a percentage of Assets)	0.87%
EMERGING MARKETS EQUITY FUND - Class Y Prospectus | SIT EMERGING MARKETS EQUITY FUND | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.47%
Expenses (as a percentage of Assets)	1.17%
INTERNATIONAL FIXED INCOME FUND - Class Y Prospectus | SIT INTERNATIONAL FIXED INCOME FUND | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.49%
Expenses (as a percentage of Assets)	0.79%
EMERGING MARKETS DEBT FUND - Class Y Prospectus | SIT EMERGING MARKETS DEBT FUND | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.48%
Expenses (as a percentage of Assets)	1.08%